Basis of Presentation and Organization (Details Textual) (USD $)				12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2013 Common Stock [Member]	Jun. 30, 2013 President [Member] Preferred Series B Stock [Member] Moneytech Limited [Member]	Jun. 30, 2013 Stockholders [Member] Common Stock [Member] Moneytech Limited [Member]	Jun. 30, 2013 Investor Relations [Member]	Jun. 30, 2013 Consulting Services [Member]
Basis Of Presentation And Organization Textual [Abstract]
Business acquisition, number of shares issued				5,000	5,300,000
Number of shares Outstanding			10,300,000
Common stock, shares to be issued	0	338,368				179,368	159,000
Price per share						$ 2.02	$ 1.25